Equity (Tables)	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Financial Liabilities and Equity	Financing liabilities and equity of Honda as of March 31, 2022 and 2023 are as follows:

	Yen (millions)
	2022	2023
Financing liabilities	¥8,102,556	¥7,665,168
Equity	10,772,546	11,502,291

Total Number of Shares Authorized and Issued
The Company’s total number of shares authorized and issued for the years ended March 31, 2021, 2022 and 2023 are as follows:

	Shares
	2021	2022	2023
Total number of authorized shares
Balance at end of year
Common shares, no par value	7,086,000,000	7,086,000,000	7,086,000,000
Total number of issued shares
Balance at beginning of year	1,811,428,430	1,811,428,430	1,811,428,430
Changes during the year	—	—	—
Balance at end of year	1,811,428,430	1,811,428,430	1,811,428,430

Total Number of Treasury Stock Held	The total number of the Company’s treasury stock held by Honda as of March 31, 2021, 2022 and 2023 is as follows:

	Shares
	2021	2022	2023
Common shares	84,773,162	100,828,074	147,087,841

Changes in Other Components of Equity
The changes in other components of equity for the years ended March 31, 2021, 2022 and 2023 are as follows:

	Yen (millions)
	Remeasurements of defined benefit plans	Net changes in revaluation of financial assets measured at fair value through other comprehensive income	Exchange differences on translating foreign operations	Total
Balance as of April 1, 2020	¥—	¥24,876	¥(139,515)	¥(114,639)

Adjustment during the year	¥239,801	¥69,876	¥247,655	¥557,332
Reclassification to retained earnings	(239,801)	(6,182)	—	(245,983)

Balance as of March 31, 2021	¥—	¥88,570	¥108,140	¥196,710

Adjustment during the year	¥117,489	¥58,863	¥736,578	¥912,930
Reclassification to retained earnings	(117,489)	(1,713)	—	(119,202)

Balance as of March 31, 2022	¥—	¥145,720	¥844,718	¥990,438

Adjustment during the year	¥3,304	¥(19,030)	¥445,739	¥430,013
Reclassification to retained earnings	(3,304)	250	—	(3,054)

Balance as of March 31, 2023	¥—	¥126,940	¥1,290,457	¥1,417,397

Each Component of Other Comprehensive Income and Related Tax Effect Including Non-controlling Interests
Each component of other comprehensive income and related tax effect including non-controlling
interests for the years ended March 31, 2021, 2022 and 2023 are as follows:
For the year ended March 31, 2021

	Yen (millions)
	Before-tax	Tax benefit (expense)	Net-of-tax
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans:
Amount incurred during the year	¥327,604	¥(89,342)	¥238,262

Net changes	327,604	(89,342)	238,262

Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	93,450	(25,847)	67,603

Net changes	93,450	(25,847)	67,603

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	5,186	(276)	4,910

Net changes	5,186	(276)	4,910

Items that may be reclassified subsequently to profit or loss:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	(107)	1	(106)
Reclassification to profit or loss	82	(19)	63

Net changes	(25)	(18)	(43)

Exchange differences on translating foreign operations:
Amount incurred during the year	239,097	—	239,097
Reclassification to profit or loss	—	—	—

Net changes	239,097	—	239,097

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	27,046	377	27,423
Reclassification to profit or loss	(73)	—	(73)

Net changes	26,973	377	27,350

Total other comprehensive income	¥692,285	¥(115,106)	¥577,179

For the year ended March 31, 2022

	Yen (millions)
	Before-tax	Tax benefit (expense)	Net-of-tax
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans:
Amount incurred during the year	¥153,785	¥(36,743)	¥117,042

Net changes	153,785	(36,743)	117,042

Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	76,909	(18,274)	58,635

Net changes	76,909	(18,274)	58,635

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	1,862	(76)	1,786

Net changes	1,862	(76)	1,786

Items that may be reclassified subsequently to profit or loss:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	(915)	203	(712)
Reclassification to profit or loss	39	(9)	30

Net changes	(876)	194	(682)

Exchange differences on translating foreign operations:
Amount incurred during the year	680,724	—	680,724
Reclassification to profit or loss	—	—	—

Net changes	680,724	—	680,724

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	79,484	(1,972)	77,512
Reclassification to profit or loss	(65)	—	(65)

Net changes	79,419	(1,972)	77,447

Total other comprehensive income	¥991,823	¥(56,871)	¥934,952

For the year ended March 31, 2023

	Yen (millions)
	Before-tax	Tax benefit (expense)	Net-of-tax
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans:
Amount incurred during the year	¥7,192	¥(3,842)	¥3,350

Net changes	7,192	(3,842)	3,350

Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	(26,279)	7,814	(18,465)

Net changes	(26,279)	7,814	(18,465)

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	294	(2)	292

Net changes	294	(2)	292

Items that may be reclassified subsequently to profit or loss:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	(444)	98	(346)
Reclassification to profit or loss	(166)	38	(128)

Net changes	(610)	136	(474)

Exchange differences on translating foreign operations:
Amount incurred during the year	427,650	(1,612)	426,038
Reclassification to profit or loss	(4,690)	1,612	(3,078)

Net changes	422,960	—	422,960

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	32,436	(1,905)	30,531
Reclassification to profit or loss	(102)	—	(102)

Net changes	32,334	(1,905)	30,429

Total other comprehensive income	¥435,891	¥2,201	¥438,092

Components of Other Comprehensive Income Included in Non-controlling Interests
The components of other comprehensive income included in
non-controlling
interests for the years ended March 31, 2021, 2022 and 2023 are as follows:

	Yen (millions)
	2021	2022	2023
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans	¥1,030	¥565	¥341
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	25	(136)	88
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations	18,792	21,593	7,650

Total	¥19,847	¥22,022	¥8,079

Dividends from Retained Earnings
The amounts recognized as dividends of retained earnings for the years ended March 31, 2021, 2022 and 2023 are as follows:
1) Dividend payout
For the year ended March 31, 2021

Resolution	The Board of Directors Meeting on May 12, 2020
Type of shares	Common shares
Total amount of dividends (millions of yen)	48,363
Dividend per share (yen)	28.00
Record date	March 31, 2020
Effective date	June 3, 2020

Resolution	The Board of Directors Meeting on August 5, 2020
Type of shares	Common shares
Total amount of dividends (millions of yen)	18,999
Dividend per share (yen)	11.00
Record date	June 30, 2020
Effective date	September 4, 2020

Resolution	The Board of Directors Meeting on November 6, 2020
Type of shares	Common shares
Total amount of dividends (millions of yen)	32,818
Dividend per share (yen)	19.00
Record date	September 30, 2020
Effective date	December 2, 2020

Resolution	The Board of Directors Meeting on February 9, 2021
Type of shares	Common shares
Total amount of dividends (millions of yen)	44,909
Dividend per share (yen)	26.00
Record date	December 31, 2020
Effective date	March 8, 2021

For the year ended March 31, 2022

Resolution	The Board of Directors Meeting on May 14, 2021
Type of shares	Common shares
Total amount of dividends (millions of yen)	93,272
Dividend per share (yen)	54.00
Record date	March 31, 2021
Effective date	June 7, 2021

Resolution	The Board of Directors Meeting on November 5, 2021
Type of shares	Common shares
Total amount of dividends (millions of yen)	95,130
Dividend per share (yen)	55.00
Record date	September 30, 2021
Effective date	December 1, 2021
For the year ended March 31, 2023

Resolution	The Board of Directors Meeting on May 13, 2022
Type of shares	Common shares
Total amount of dividends (millions of yen)	111,256
Dividend per share (yen)	65.00
Record date	March 31, 2022
Effective date	June 6, 2022

Resolution	The Board of Directors Meeting on November 9, 2022
Type of shares	Common shares
Total amount of dividends (millions of yen)	102,219
Dividend per share (yen)	60.00
Record date	September 30, 2022
Effective date	December 5, 2022
2) Dividends payable of which record date was in the year ended March 31, 2023, effective after the period

Resolution	The Board of Directors Meeting on May 11, 2023
Type of shares	Common shares
Resource for dividend	Retained earnings
Total amount of dividends (millions of yen)	99,915
Dividend per share (yen)	60.00
Record date	March 31, 2023
Effective date	June 6, 2023